BLACKROCK SERIES FUND, INC.
BlackRock Balanced Capital Portfolio
(the “Fund”)

Supplement dated November 14, 2012
to the Prospectus dated May 1, 2012, amended October 5, 2012

Effective immediately, the following changes are made to the Fund’s Prospectus:

The section in the Prospectus captioned “Fund Overview — Key Facts about BlackRock Balanced Capital Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Chris Leavy, CFA	2012	Managing Director of BlackRock, Inc. and Chief Investment Officer of Fundamental Equity (Americas)
Peter Stournaras, CFA	2010	Managing Director of BlackRock, Inc.
Rick Rieder	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock, Inc.
Bob Miller	2011	Managing Director of BlackRock, Inc.
Philip Green	2008	Managing Director of BlackRock, Inc.

The section in the Prospectus captioned “Details about the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Chris Leavy, CFA and Peter Stournaras, CFA are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Rick Rieder and Bob Miller are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information —Balanced Capital Portfolio” is deleted in its entirety and replaced with the following:

Balanced Capital Portfolio

The Balanced Capital Portfolio is managed by a team of financial professionals. Chris Leavy, CFA and Peter Stournaras, CFA are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Rick Rieder and Bob Miller are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Chris Leavy, CFA	Jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the equity portion of the Fund’s portfolio.	2012	Managing Director of BlackRock, Inc. and
Chief Investment Officer of Fundamental
Equity (Americas) since 2010; Oppenheimer
Funds from 2000 to 2010 (Chief Investment
Officer, Equities (2009-2010), Head of
Equities (2007-2009), Head of Value Equity
Group (2000-2006) and portfolio manager
			(2000-2008)).
Peter Stournaras, CFA	Jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the equity portion of the Fund’s portfolio.	2010	Managing Director of BlackRock, Inc. since
2010; Director at Northern Trust Company
from 2006 to 2010; Portfolio Manager at Smith
Barney/Legg Mason from 2005 to 2006;
Director at Citigroup Asset Management from
			1998 to 2005.
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the fixed-income portion of the Fund’s portfolio.	2010	Chief Investment Officer of Fixed Income,
Fundamental Portfolios of BlackRock, Inc. and
Head of its Global Credit Business and Credit
Strategies, Multi-Sector, and Mortgage Groups
since 2010; Managing Director of BlackRock,
Inc. since 2009; President and Chief Executive
Officer of R3 Capital Partners from 2008 to
2009; Managing Director of Lehman Brothers
			from 1994 to 2008.
Bob Miller	Jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the fixed-income portion of the Fund’s portfolio.	2011	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.
Philip Green	Primarily responsible for the asset allocation of the equity and fixed- income portions of the Fund’s portfolio.	2008	Managing Director of BlackRock, Inc. since 2006.

Shareholders should retain this Supplement for future reference.